OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Financial assets included in other current assets	¥ 5,428,133	¥ 6,206,819
Financial assets included in other current assets, net of provision for impairment	2,274,907	3,982,308
Within 1 year
OTHER CURRENT ASSETS
Financial assets included in other current assets	1,832,596	2,385,470
Between 1 and 2 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	175,193	142,887
Between 2 and 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	36,709	191,228
Over 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	3,383,635	3,487,234
Other current assets [member]
OTHER CURRENT ASSETS
Less: provision for impairment	¥ (3,153,226)	¥ (2,224,511)